Employee benefits - Change in accumulated other comprehensive income loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	$ 304,330	$ 290,327
Recognized During Year:
Prior service (cost) credit	0	0
Actuarial losses	(23,508)	(20,260)
Ocurring during the year:
Net acturial (gains) losses	8,060	34,263
Total (decrease) increase in AOCL	(15,448)	14,003
Amount recognized in AOCL at end of year	288,882	304,330
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	5,720	24,079
Recognized During Year:
Prior service (cost) credit	0	3,470
Actuarial losses	0	(1,282)
Ocurring during the year:
Net acturial (gains) losses	15,752	(20,547)
Total (decrease) increase in AOCL	15,752	(18,359)
Amount recognized in AOCL at end of year	$ 21,472	$ 5,720